Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	33,600,000
Proposed Maximum Offering Price per Unit	2.96
Maximum Aggregate Offering Price	$ 99,456,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,734.87
Offering Note	1(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers any additional securities that may from time to time be offered or issued pursuant to the adjustment provisions of the below referenced plan to prevent dilution resulting from stock splits, stock dividends or similar transactions. 1(b) Represents shares of common stock, par value $0.001 per share ("Common Stock"), of the Registrant available for issuance but not yet issued as of the date of this registration statement under the Netlist, Inc. 2026 Performance Equity Plan (the "Plan"). 1(c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported by the OTCQB on July 1, 2026.